Share Capital	6 Months Ended
Dec. 31, 2025
Veraxa Biotech Holding A G [Member]
Entity Information [Line Items]
Share Capital	Note 4 — Share Capital Holders of the PubCo’s ordinary shares are entitled to one vote for each share. On June 25, 2025, the PubCo issued 100,000 ordinary shares, CHF 1.00 par value for CHF 100,000.